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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-05451

USLICO Series Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:          December 31

Date of reporting period:        March 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

The Asset Allocation Portfolio
The Bond Portfolio
The Money Market Portfolio
The Stock Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

The USLICO Asset Allocation Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 55.9%
		Aerospace/Defense: 2.8%
2,015	@	Alliant Techsystems, Inc.	$143,972
615		Boeing Co.	35,953
825		General Dynamics Corp.	88,316
905		United Technologies Corp.	92,002
			360,243
		Agriculture: 0.6%
1,285		Altria Group, Inc.	84,026
			84,026
		Auto Manufacturers: 1.5%
1,455		Oshkosh Truck Corp.	119,296
1,070		PACCAR, Inc.	77,457
			196,753
		Auto Parts and Equipment: 0.3%
2,030		Cooper Tire & Rubber Co.	37,271
			37,271
		Banks: 2.2%
1,835		Bank of America Corp.	80,924
3,467		North Fork Bancorp, Inc.	96,175
1,810		Wells Fargo & Co.	108,237
			285,336
		Beverages: 0.6%
1,565		PepsiCo, Inc.	82,992
			82,992
		Biotechnology: 1.6%
1,015	@	Amgen, Inc.	59,083
2,675	@	Biogen Idec, Inc.	92,315
1,465	@	Celgene Corp.	49,883
			201,281
		Chemicals: 3.2%
1,210		Air Products & Chemicals, Inc.	76,581
1,515		Dow Chemical Co.	75,523
3,265		Lubrizol Corp.	132,689
1,650		Praxair, Inc.	78,969
1,015		Sherwin-Williams Co.	44,650
			408,412
		Commercial Services: 0.7%
4,445		Cendant Corp.	91,300
			91,300
		Computers: 2.5%
2,250	@	Dell, Inc.	86,445
7,410	@	EMC Corp.	91,291
1,565		International Business Machines Corp.	143,010
			320,746

PORTFOLIO OF INVESTMENTS

The USLICO Asset Allocation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

	Diversified Financial Services: 4.1%
4,375		Citigroup, Inc.	$196,612
1,650		Goldman Sachs Group, Inc.	181,484
1,600		Lehman Brothers Holdings, Inc.	150,656
			528,752
		Electric: 0.7%
2,195		Consolidated Edison, Inc.	92,585
			92,585
		Electronics: 0.5%
975		Parker Hannifin Corp.	59,397
			59,397
		Environmental Control: 0.9%
2,690	@	Stericycle, Inc.	118,898
			118,898
		Healthcare-Products: 2.6%
1,755	@	Inamed Corp.	122,639
2,085		Johnson & Johnson	140,029
966	@	Zimmer Holdings, Inc.	75,164
			337,832
		Healthcare-Services: 0.7%
685	@	WellPoint, Inc.	85,865
			85,865
		Insurance: 1.9%
2,780		American Intl. Group, Inc.	154,040
1,075		Chubb Corp.	85,215
			239,255
		Investment Companies: 1.0%
2,470		iShares Goldman Sachs Semiconductor Index Fund	125,896
			125,896
		Internet: 2.3%
2,690	@	eBay, Inc.	100,229
5,735	@	Yahoo!, Inc.	194,417
			294,646
		Leisure Time: 1.5%
2,085		Carnival Corp.	108,024
1,455		Harley-Davidson, Inc.	84,041
			192,065
		Lodging: 1.3%
1,650		Marriott Intl., Inc.	110,319
965		Starwood Hotels & Resorts Worldwide, Inc.	57,929
			168,248
		Media: 0.8%
3,020	@	Comcast Corp.	100,868
			100,868

PORTFOLIO OF INVESTMENTS

The USLICO Asset Allocation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Mining: 0.9%
4,035		Alcoa, Inc.	$122,624
			122,624
		Miscellaneous Manufacturing: 3.9%
855		3M Co.	73,265
785		Eaton Corp.	51,339
8,015		General Electric Co.	289,021
2,600	@@	Tyco Intl. Ltd.	87,880
			501,505
		Oil and Gas: 1.9%
4,085	@, @@	Nabors Industries Ltd.	241,587
			241,587
		Oil and Gas Services: 1.2%
3,345		Baker Hughes, Inc.	148,819
			148,819
		Pharmaceuticals: 7.0%
885		Allergan, Inc.	61,481
2,250	@	Barr Pharmaceuticals, Inc.	109,868
2,686	@	Caremark Rx, Inc.	106,849
905		Eli Lilly & Co.	47,151
2,580	@	Gilead Sciences, Inc.	92,364
2,130		Merck & Co., Inc.	68,948
3,245	@	Par Pharmaceutical Cos, Inc.	108,513
6,230		Pfizer, Inc.	163,661
4,490	@@	Teva Pharmaceutical Industries Ltd. ADR	139,189
			898,024
		Retail: 3.6%
1,940		CVS Corp.	102,083
1,895		Nordstrom, Inc.	104,945
1,675		Target Corp.	83,784
3,485		Wal-Mart Stores, Inc.	174,633
			465,445
		Semiconductors: 0.8%
4,555		Intel Corp.	105,813
			105,813
		Software: 1.3%
6,725		Microsoft Corp.	162,543
			162,543
		Telecommunications: 1.0%
2,910	@	Cisco Systems, Inc.	52,060
3,245		SBC Communications, Inc.	76,874
			128,934
		Total Common Stock (Cost $6,327,296)	7,187,961

PREFERRED STOCK: 0.4%
		Banks: 0.3%
3	#, C	DG Funding Trust	32,437
			32,437

PORTFOLIO OF INVESTMENTS

The USLICO Asset Allocation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

	Diversified Financial Services: 0.1%
325	C	National Rural Utilities Cooperative Finance Corp.	$7,550
			7,550
		Electric: 0.0%
200		TECO Energy, Inc.	5,100
			5,100
		Total Preferred Stock (Cost $45,845)	45,087

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.1%
		Airlines: 0.1%
$14,000		American Airlines, Inc., 7.324%, due 10/15/09	$11,824
			11,824
		Banks: 2.4%
10,000	@@,C	Australia & New Zealand Banking Group Ltd., 2.400%, due	8,876
10,000	@@, #	Banco Santander Chile/Pre-merger with Banco Santiago SA,
		3.310%, due 12/09/09	10,036
13,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	14,556
10,000	@@, C	Bank of Ireland, 3.260%, due 12/29/49	8,825
13,000		BankAmerica Capital II, 8.000%, due 12/15/26	14,160
8,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	8,379
10,000	@@, C	Den Norske Bank ASA, 3.250%, due 08/29/49	8,475
9,000	@@, #, C	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	8,837
9,000	@@, #, C	HBOS Capital Funding LP, 6.071%, due 06/30/49	9,440
30,000	@@, C	HSBC Bank PLC, 2.839%, due 06/29/49	26,458
10,000	@@, C	Lloyds TSB Bank PLC, 2.960%, due 06/29/49	8,792
20,000	@@, C	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	17,454
14,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	13,656
10,000	C	Mellon Capital I, 7.720%, due 12/01/26	10,747
20,000	@@, C	National Australia Bank Ltd., 2.361%, due 10/29/49	17,758
20,000	@@, C	National Westminster Bank PLC, 3.063%, due 11/29/49	17,184
5,000	C	NB Capital Trust, 7.830%, due 12/15/26	5,279
4,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	4,441
11,000		PNC Funding Corp., 4.500%, due 03/10/10	10,897
11,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	11,068
10,000	@@, C	Societe Generale, 2.719%, due 11/29/49	8,749
20,000	@@, C	Standard Chartered PLC, 2.813%, due 11/29/49	16,601
20,000	@@, C	Standard Chartered PLC, 2.838%, due 12/29/49	16,600
10,000	C	U.S. Bankcorp, 8.090%, due 11/15/26	10,747
200,000	#, I, X, **	United Companies Financial Corp., 0.000%, due 11/02/99	—
10,000	@@, C	Westpac Banking Corp., 3.530%, due 09/30/49	8,614
10,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	9,813
			306,442
		Beverages: 0.3%
15,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	17,250
15,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	14,864
			32,114
		Chemicals: 0.1%
4,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	4,172
13,000		Union Carbide Corp., 7.750%, due 10/01/96	13,071
			17,243

PORTFOLIO OF INVESTMENTS

The USLICO Asset Allocation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 1.2%
3,920	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	$4,025
9,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	8,917
9,000	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	9,188
22,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	22,166
9,000	C	Citigroup Capital II, 7.750%, due 12/01/36	9,576
18,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	19,585
5,000	@@, C	Financiere CSFB NV, 2.688%, due 03/29/49	4,248
7,000		Ford Motor Credit Co., 5.700%, due 01/15/10	6,600
11,000		Goldman Sachs Group, Inc., 3.120%, due 03/02/10	11,013
9,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	9,706
11,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	11,847
15,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	14,925
18,196	@@, C, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	18,323
7,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	7,628
			157,747
		Electric: 1.0%
15,000	C	Consumers Energy Co., 4.250%, due 04/15/08	14,851
7,000	C	Consumers Energy Co., 5.150%, due 02/15/17	6,758
11,000	C	Enterprise Capital Trust II, 4.313%, due 06/30/28	10,952
9,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	9,508
18,000	C	FirstEnergy Corp., 7.375%, due 11/15/31	20,453
7,000	#, C	Juniper Generation LLC, 6.790%, due 12/31/14	6,851
15,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	15,455
9,000	C	Potomac Edison Co., 5.000%, due 11/01/06	9,071
1,788	#	Power Contract Financing LLC, 5.200%, due 02/01/06	1,803
9,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	9,231
3,290		PPL Montana LLC, 8.903%, due 07/02/20	3,785
5,929	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	6,101
11,000		TXU Corp., 4.446%, due 11/16/06	11,005
			125,824
		Food: 0.2%
13,000	C	Safeway, Inc., 4.800%, due 07/16/07	13,012
17,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	17,744
			30,756
		Gas: 0.1%
13,000	#, C	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	13,634
			13,634
		Home Builders: 0.0%
1,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	1,045
			1,045
		Insurance: 0.4%
9,000		AON Corp., 8.205%, due 01/01/27	10,243
8,000		GE Global Insurance Holding Corp., 7.000%, due 02/15/26	8,633
9,000		Prudential Financial, Inc., 4.104%, due 11/15/06	9,033
20,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	21,877
			49,786
		Media: 0.1%
6,000		Clear Channel Communications, Inc., 3.125%, due 02/01/07	5,824
9,000	C	COX Communications, Inc., 6.850%, due 01/15/18	9,289
			15,113

PORTFOLIO OF INVESTMENTS

The USLICO Asset Allocation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Oil and Gas: 0.5%
10,000	@@, #, C	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	$9,437
10,000	@@, C	Husky Energy, Inc., 6.150%, due 06/15/19	10,442
5,000	@@, C	Nexen, Inc., 5.875%, due 03/10/35	4,799
20,000	#	Pemex Project Funding Master Trust, 4.310%, due 06/15/10	20,450
7,000	#	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	8,435
8,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	7,960
			61,523
		Packaging and Containers: 0.1%
10,000	#, C	Sealed Air Corp., 5.375%, due 04/15/08	10,175
			10,175
		Pipelines: 0.1%
6,000	C	Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	5,702
8,000	C	KN Capital Trust III, 7.630%, due 04/15/28	9,240
			14,942
		Real Estate: 0.3%
12,000	C	EOP Operating LP, 7.750%, due 11/15/07	12,921
11,000	C	Liberty Property LP, 5.125%, due 03/02/15	10,656
2,000	C	Liberty Property LP, 6.375%, due 08/15/12	2,128
1,000		Liberty Property LP, 6.950%, due 12/01/06	1,045
12,000	C	Liberty Property LP, 7.750%, due 04/15/09	13,206
			39,956
		Real Estate Investment Trusts: 0.2%
10,000	C	Simon Property Group LP, 4.875%, due 03/18/10	9,910
18,000	C	Simon Property Group LP, 6.375%, due 11/15/07	18,764
			28,674
		Retail: 0.2%
14,000		J.C. Penney Co., Inc., 7.400%, due 04/01/37	12,110
14,000	C	May Department Stores Co., 3.950%, due 07/15/07	13,816
			25,926
		Savings and Loans: 0.1%
10,000	C	Great Western Financial, 8.206%, due 02/01/27	10,932
			10,932
		Telecommunications: 0.6%
21,000	C	AT&T Corp., 9.050%, due 11/15/11	23,966
12,000	C	BellSouth Corp., 4.200%, due 09/15/09	11,738
8,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	8,052
9,000	C	Sprint Capital Corp., 8.375%, due 03/15/12	10,532
9,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10	10,000
10,000	C	Verizon Virginia, Inc., 4.625%, due 03/15/13	9,572
			73,860
		Transportation: 0.1%
8,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	8,437
			8,437
		Total Corporate Bonds/Notes (Cost $1,041,960)	1,035,953

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.7%
		Federal Home Loan Bank: 0.4%
50,000		3.250%, due 12/17/07	48,908
			48,908

PORTFOLIO OF INVESTMENTS

The USLICO Asset Allocation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal Home Loan Mortgage Corporation: 2.9%
105,000	C	2.700%, due 03/16/07	$102,557
28,996		4.330%, due 12/01/26	29,256
45,275		4.500%, due 04/01/14	44,654
18,000		5.875%, due 03/21/11	18,954
66,946	C	6.000%, due 01/15/29	69,140
109,323		6.500%, due 12/01/31	113,682
			378,243
		Federal Home Loan Mortgage Corporation: 1.8%
113,000	W	5.500%, due 04/01/33	113,317
109,000	W	6.500%, due 04/15/34	113,122
			226,439
		Federal National Mortgage Association: 8.6%
60,000	C	2.875%, due 05/19/08	57,606
6,675		3.580%, due 07/01/27	6,892
29,154		3.680%, due 07/01/27	30,112
25,000	C	4.750%, due 12/25/42	25,018
39,000	W	5.000%, due 04/01/18	38,976
335,000	W	5.000%, due 05/01/33	326,625
30,000		5.250%, due 08/01/12	30,450
33,440	W	5.500%, due 04/15/19	34,077
162,000	W	5.500%, due 04/01/33	162,253
62,074		6.000%, due 07/25/29	63,976
26,680		6.000%, due 04/25/31	27,627
136,000		6.000%, due 04/01/34	139,018
82,000		6.500%, due 04/01/31	85,101
25,000		6.625%, due 11/15/10	27,523
23,520		7.500%, due 11/01/29	25,191
10,016	C	7.500%, due 06/25/32	10,528
13,655	C	7.500%, due 01/25/48	14,415
			1,105,388
		Total U.S. Government Agency Obligations (Cost $1,766,665)	1,758,978

U.S. TREASURY OBLIGATIONS: 12.0%
		U.S. Treasury Bonds: 1.8%
46,000		5.375%, due 02/15/31	50,149
120,000		6.250%, due 08/15/23	139,758
42,000	C	10.375%, due 11/15/12	48,671
			238,578
		U.S. Treasury Notes: 9.9%
115,000		1.625%, due 10/31/05	114,016
270,000		3.375%, due 02/28/07	268,112
59,000		3.375%, due 02/15/08	58,133
286,000		4.000%, due 03/15/10	283,855
448,000		4.000%, due 02/15/15	430,571
56,000		6.000%, due 02/15/26	64,078
35,000		8.750%, due 08/15/20	49,919
			1,268,684
		U.S. Treasury STRIP: 0.3%
63,000		4.840%, due 05/15/16	37,254
			37,254
		Total U.S. Treasury Obligations (Cost $1,548,869)	1,544,516

PORTFOLIO OF INVESTMENTS

The USLICO Asset Allocation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.3%
		Automobile Asset-Backed Securities: 0.1%
2,000		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	$1,956
5,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	4,917
			6,873
		Commercial Mortgage-Backed Securities: 2.1%
1,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due
		02/13/46	972
15,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due
		01/12/41	14,808
1,000		Capco America Securitization Corp., 6.460%, due 10/15/30	1,064
15,000	C	Commercial Mortgage Pass-Through Certificates, 3.600%, due 03/10/39	14,511
32,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	31,434
8,000	C	CS First Boston Mortgage Securities Corp., 7.555%, due 04/14/62	9,011
41,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	43,211
10,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	10,612
115,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	126,230
2,000	C	GE Capital Commercial Mortgage Corp., 3.915%, due 11/10/38	1,939
1,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	999
15,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%,
		due 01/15/42	14,717
1,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	999
			270,507
		Credit Card Asset-Backed Securities: 0.1%
3,000		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	3,150
12,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	12,207
3,000		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	3,158
			18,515
		Home Equity Asset-Backed Securities: 0.3%
43,000		GSAA Trust, 5.242%, due 05/25/35	42,892
1,000		Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	993
			43,885
		Other Asset-Backed Securities: 0.1%
15,000	C	Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	14,874
			14,874
		Whole Loan Collateral PAC: 0.2%
18,539	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	19,305
			19,305
		Whole Loan Collateralized Mortgage Obligations: 1.4%
19,206	C	Bank of America Mortgage Securities, 5.000%, due 12/25/18	19,062
11,916	C	Bank of America Mortgage Securities, 5.250%, due 11/25/19	11,964
18,196	C	Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	18,060
19,085	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%,
		due 11/25/18	18,972
54,000	C	CS First Boston Mortgage Securities Corp., 4.116%, due 10/25/33	53,474
29,476	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	29,925
24,495	C	Washington Mutual, 6.000%, due 06/25/34	24,877
			176,334
		Whole Loan Collateralized Support CMO: 0.0%
5,750	C	Bank of America Mortgage Securities, 5.500%, due 11/25/33	5,739
			5,739
		Total Collateralized Mortgage Obligations (Cost $575,672)	556,032

PORTFOLIO OF INVESTMENTS

The USLICO Asset Allocation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

ASSET-BACKED SECURITIES: 1.0%
		Automobile Asset-Backed Securities: 0.3%
35,000		USAA Auto Owner Trust, 2.040%, due 02/16/10		$34,254
				34,254
		Credit Card Asset-Backed Securities: 0.5%
12,000		Bank One Issuance Trust, 4.540%, due 09/15/10		11,983
11,000		Capital One Master Trust, 4.900%, due 03/15/10		11,172
36,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08		36,739
				59,894
		Other Asset-Backed Securities: 0.2%
10,000	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%,
		due 09/25/24		9,903
5,000	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%,
		due 05/25/33		4,961
8,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34		7,905
8,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34		7,886
				30,655
		Total Asset-Backed Securities (Cost $128,527)		124,803

MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
5,000		City of New York, 5.000%, due 11/01/08		5,281
5,000		City of New York, 5.000%, due 11/01/11		5,385
5,000	C	City of New York, 5.000%, due 11/01/15		5,357
		Total Municipal Bonds (Cost $16,371)		16,023

OTHER BONDS: 0.4%
		Sovereign: 0.4%
13,000	@@	Dominican Republic Intl. Bond, 9.040%, due 01/23/13		12,058
13,000	@@, +	Russia Government Intl. Bond, 5.000%, due 03/31/30		13,331
5,000	@@	Turkey Government Intl. Bond, 12.375%, due 06/15/09		6,038
3,000	@@, #	Ukraine Government Intl. Bond, 7.650%, due 06/11/13		3,225
10,169	@@, XX	Uruguay Government Intl. Bond, 10.500%, due 10/20/06		12,136
2,000	@@	Venezuela Government Intl. Bond, 8.500%, due 10/08/14		1,975
		Total Other Bonds (Cost $44,968)		48,763
		Total Long-Term Investments (Cost $11,496,173)		12,318,116

SHORT-TERM INVESTMENTS: 11.8%
		Repurchase Agreement: 11.8%
1,522,000	S	Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850% due 04/01/05, $1,522,120 to be received upon repurchase (Collateralized by $1,570,000 Federal National Mortgage Association, 3.550%, Market Value plus accrued interest $1,562,256, due 02/16/07).		1,522,000
		Total Short-Term Investments (Cost $1,522,000)		1,522,000

		Total Investments In Securities (Cost $13,018,173)*	107.7%	$13,840,116
		Other Assets and Liabilities—Net	(7.7)	(992,600)
		Net Assets	100.0%	$12,847,516

PORTFOLIO OF INVESTMENTS

The USLICO Asset Allocation Portfolio	as of March 31, 2005 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date
W	When-issued or delayed delivery security.
S	Segregated securities for futures, when-issued or delayed delivery securities held at 3/31/05.
I	Illiquid security
**	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

*	Cost for federal income tax purposes is $13,037,563.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,051,974
	Gross Unrealized Depreciation	(249,421)
	Net Unrealized Appreciation	$802,553

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 10% of the Portfolio’s net assets, at market value, at time of purchase.

Illiquid Securities

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
United Cos. Financial Corp., 0.000%, due 11/02/99	200,000	11/07/01	$—	$—	0.0%

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2005 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 19.5%
		Airlines: 0.2%
$7,000		American Airlines, Inc., 7.324%, due 10/15/09	$5,912
			5,912
		Banks: 5.5%
6,000	@@, #, C	Banco Santander Chile/Pre-merger with Banco Santiago SA, 3.310%, due 12/09/09	6,022
7,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	7,838
7,000		BankAmerica Capital II, 8.000%, due 12/15/26	7,624
5,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	5,237
10,000	@@, C	Den Norske Bank ASA, 3.250%, due 08/29/49	8,475
5,000	@@, #	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	4,909
5,000	@@, #, C	HBOS Capital Funding LP, 6.071%, due 06/30/49	5,244
10,000	@@, C	HSBC Bank PLC, 2.839%, due 06/29/49	8,820
10,000	@@, C	Lloyds TSB Bank PLC, 2.960%, due 06/29/49	8,793
10,000	@@, C	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	8,727
8,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	7,803
6,000	C	Mellon Capital I, 7.720%, due 12/01/26	6,448
10,000	@@, C	National Australia Bank Ltd., 2.361%, due 10/29/49	8,880
10,000	@@, C	National Westminster Bank PLC, 3.063%, due 11/29/49	8,592
2,000	C	NB Capital Trust, 7.830%, due 12/15/26	2,112
2,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	2,220
6,000		PNC Funding Corp., 4.500%, due 03/10/10	5,944
6,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	6,037
10,000	@@, C	Societe Generale, 2.719%, due 11/29/49	8,749
10,000	@@, C	Standard Chartered PLC, 2.813%, due 11/29/49	8,301
10,000	@@, C	Standard Chartered PLC, 2.838%, due 12/29/49	8,300
6,000	C	U.S. Bancorp, 8.090%, due 11/15/26	6,448
100,000	#, I, X, **	United Companies Financial Corp., 0.000%, due 11/02/99	—
5,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	4,906
			156,429
		Beverages: 0.6%
8,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	9,200
9,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	8,918
			18,118
		Chemicals: 0.3%
2,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	2,086
7,000		Union Carbide Corp., 7.750%, due 10/01/96	7,038
			9,124
		Diversified Financial Services: 3.1%
2,352	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	2,415
5,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	4,954
5,000	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	5,105
12,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	12,090
5,000	C	Citigroup Capital II, 7.750%, due 12/01/36	5,320
10,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	10,880
5,000	@@, C	Financiere CSFB NV, 2.688%, due 03/29/49	4,248
4,000		Ford Motor Credit Co., 5.700%, due 01/15/10	3,772
6,000		Goldman Sachs Group, Inc., 3.120%, due 03/02/10	6,007
5,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	5,392
6,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	6,462
8,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	7,960
9,098	@@, C, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	9,162

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

4,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	$4,359
			88,126
		Electric: 2.4%
9,000	C	Consumers Energy Co., 4.250%, due 04/15/08	8,910
4,000	C	Consumers Energy Co., 5.150%, due 02/15/17	3,862
6,000	C	Enterprise Capital Trust II, 4.313%, due 06/30/28	5,974
5,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	5,282
9,000	C	FirstEnergy Corp., 7.375%, due 11/15/31	10,225
4,000	#, C	Juniper Generation LLC, 6.790%, due 12/31/14	3,915
8,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	8,243
5,000	C	Potomac Edison Co., 5.000%, due 11/01/06	5,040
894	#	Power Contract Financing LLC, 5.200%, due 02/01/06	901
6,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	6,154
1,645		PPL Montana LLC, 8.903%, due 07/02/20	1,893
2,964	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	3,051
6,000		TXU Corp., 4.446%, due 11/16/06	6,003
			69,453
		Food: 0.6%
7,000	C	Safeway, Inc., 4.800%, due 07/16/07	7,007
9,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	9,393
			16,400
		Gas: 0.3%
7,000	#, C	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	7,341
			7,341
		Home Builders: 0.0%
1,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	1,045
			1,045
		Insurance: 0.9%
4,000		AON Corp., 8.205%, due 01/01/27	4,553
5,000		GE Global Insurance Holding Corp., 7.000%, due 02/15/26	5,396
5,000		Prudential Financial, Inc., 4.104%, due 11/15/06	5,018
11,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	12,032
			26,999
		Media: 0.3%
3,000		Clear Channel Communications, Inc., 3.125%, due 02/01/07	2,912
5,000	C	COX Communications, Inc., 6.850%, due 01/15/18	5,160
			8,072
		Oil and Gas: 1.2%
5,000	@@, #, C	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	4,719
5,000	@@, C	Husky Energy, Inc., 6.150%, due 06/15/19	5,221
3,000	@@, C	Nexen, Inc., 5.875%, due 03/10/35	2,879
11,000	#	Pemex Project Funding Master Trust, 4.310%, due 06/15/10	11,247
4,000	#	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	4,820
5,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	4,975
			33,861
		Packaging and Containers: 0.2%
5,000	#, C	Sealed Air Corp., 5.375%, due 04/15/08	5,088
			5,088
		Pipelines: 0.3%
4,000	C	Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	3,801
4,000	C	KN Capital Trust III, 7.630%, due 04/15/28	4,620
			8,421

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Real Estate: 0.8%
7,000	C	EOP Operating LP, 7.750%, due 11/15/07	$7,537
6,000	C	Liberty Property LP, 5.125%, due 03/02/15	5,812
1,000	C	Liberty Property LP, 6.375%, due 08/15/12	1,064
1,000		Liberty Property LP, 6.950%, due 12/01/06	1,045
7,000	C	Liberty Property LP, 7.750%, due 04/15/09	7,704
			23,162
		Real Estate Investment Trusts: 0.6%
6,000	C	Simon Property Group LP, 4.875%, due 03/18/10	5,946
10,000	C	Simon Property Group LP, 6.375%, due 11/15/07	10,424
			16,370
		Retail: 0.5%
8,000		JC Penney Co., Inc., 7.400%, due 04/01/37	6,920
8,000	C	May Department Stores Co., 3.950%, due 07/15/07	7,895
			14,815
		Savings and Loans: 0.2%
5,000	C	Great Western Financial, 8.206%, due 02/01/27	5,466
			5,466
		Telecommunications: 1.4%
11,000	C	AT&T Corp., 9.050%, due 11/15/11	12,555
6,000	C	BellSouth Corp., 4.200%, due 09/15/09	5,869
4,000		Sprint Capital Corp., 4.780%, due 08/17/06	4,026
5,000	C	Sprint Capital Corp., 8.375%, due 03/15/12	5,851
5,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10	5,555
6,000	C	Verizon Virginia, Inc., 4.625%, due 03/15/13	5,743
			39,599
		Transportation: 0.1%
4,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	4,219
			4,219
		Total Corporate Bonds/Notes
		(Cost $561,753)	558,020

U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.7%
		Federal Home Loan Bank: 1.0%
30,000		3.250%, due 12/17/07	29,345
			29,345
		Federal Home Loan Mortgage Corporation: 9.6%
60,000	C	2.700%, due 03/16/07	58,604
11,087		4.330%, due 12/01/26	11,186
29,105		4.500%, due 04/01/14	28,706
10,000		5.875%, due 03/21/11	10,530
34,696	C	6.000%, due 01/15/29	35,833
126,000	W	6.500%, due 04/15/34	130,765
			275,624
		Federal Home Loan Mortgage Corporation: 1.5%
42,000	W	5.500%, due 04/01/33	42,118
			42,118

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 21.6%
30,000	C	2.875%, due 05/19/08	$28,803
1,335	I	3.580%, due 07/01/27	1,378
10,960		3.680%, due 07/01/27	11,320
14,000	C	4.750%, due 12/25/42	14,010
109,000	W	5.000%, due 04/01/18	108,933
182,000	W	5.000%, due 05/01/33	177,451
15,000		5.250%, due 08/01/12	15,225
47,000	W	5.500%, due 04/15/19	47,896
90,000	W	5.500%, due 04/01/33	90,141
31,037		6.000%, due 07/25/29	31,988
13,975		6.000%, due 04/25/31	14,471
21,000		6.000%, due 04/01/34	21,466
15,000		6.625%, due 11/15/10	16,514
23,520		7.500%, due 11/01/29	25,190
5,564	C	7.500%, due 06/25/32	5,849
7,012	C	7.500%, due 01/25/48	7,402
			618,037
		Total U.S. Government Agency Obligations
		(Cost $971,506)	965,124

U.S. TREASURY OBLIGATIONS: 28.2%
		U.S. Treasury Bonds: 13.9%
232,000		4.000%, due 02/15/15	222,974
24,000		5.375%, due 02/15/31	26,165
70,000		6.250%, due 08/15/23	81,525
23,000	C	10.375%, due 11/15/12	26,653
30,000	C	13.250%, due 05/15/14	40,291
			397,608
		U.S. Treasury Notes: 4.5%
112,000		3.375%, due 02/28/07	111,217
18,000		3.375%, due 02/15/08	17,736
			128,953
		U.S. Treasury STRIP: 0.7%
34,000		4.840%, due 05/15/16	20,105
			20,105
		Other Obligations: 9.1%
87,000		1.625%, due 10/31/05	86,256
113,000		4.000%, due 03/15/10	112,152
30,000		6.000%, due 02/15/26	34,328
20,000		8.750%, due 08/15/20	28,525
			261,261
		Total U.S. Treasury Obligations
		(Cost $812,388)	807,927

ASSET-BACKED SECURITIES: 4.0%
		Automobile Asset-Backed Securities: 0.9%
2,000		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	1,956
3,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	2,951
20,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	19,573
			24,480
		Credit Card Asset-Backed Securities: 1.5%
6,000		Bank One Issuance Trust, 4.540%, due 09/15/10	5,991
6,000		Capital One Master Trust, 4.900%, due 03/15/10	6,094
19,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	19,391
1,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	1,050
8,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	8,138

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

2,000		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	$2,105
			42,769
		Home Equity Asset-Backed Securities: 0.8%
24,000	C	GSAA Trust, 5.242%, due 05/25/35	23,940
			23,940
		Other Asset-Backed Securities: 0.8%
6,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	5,943
4,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	3,968
3,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	2,964
3,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	2,957
7,000		Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	6,942
			22,774
		Total Asset-Backed Securities
		(Cost $116,536)	113,963

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.2%
		Commercial Mortgage-Backed Securities: 5.2%
8,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	7,898
8,000	C	Commercial Mortgage Pass-Through Certificates, 3.600%, due 03/10/39	7,739
17,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	16,699
4,000	C	CS First Boston Mortgage Securities Corp., 7.555%, due 04/14/62	4,505
22,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	23,186
5,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	5,306
63,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	69,152
5,497	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	5,411
10,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	9,811
			149,707
		Whole Loan Collateral PAC: 0.4%
10,132	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	10,550
			10,550
		Whole Loan Collateralized Mortgage Obligations: 3.5%
10,670	C	Bank of America Mortgage Securities, 5.000%, due 12/25/18	10,590
6,416	C	Bank of America Mortgage Securities, 5.250%, due 11/25/19	6,442
10,109	C	Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	10,033
10,688	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	10,624
31,000	C	CS First Boston Mortgage Securities Corp., 4.116%, due 10/25/33	30,698
16,703	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	16,958
13,514	C	Washington Mutual, 6.000%, due 06/25/34	13,725
			99,070
		Whole Loan Collateralized Support CMO: 0.1%
2,464	C	Bank of America Mortgage Securities, 5.500%, due 11/25/33	2,460
			2,460
		Total Collateralized Mortgage Obligations
		(Cost $271,968)	261,787

OTHER BONDS: 0.8%
		Sovereign: 0.8%
6,000	@@	Dominican Republic Intl. Bond, 9.040%, due 01/23/13	5,565
7,000	@@	Russia Government Intl. Bond, 5.000%, due 03/31/30	7,178

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

3,000	@@	Turkey Government Intl. Bond, 12.375%, due 06/15/09	$3,623
1,000	@@, #	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	1,075
3,390	@@, XX	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	4,046
1,000	@@	Venezuela Government Intl. Bond, 8.500%, due 10/08/14	988

		Total Other Bonds
		(Cost $21,016)	22,475

MUNICIPAL BONDS: 0.6%
		Municipal: 0.6%
5,000		City of New York NY, 5.000%, due 11/01/08	5,281
5,000		City of New York NY, 5.000%, due 11/01/11	5,385
5,000	C	City of New York NY, 5.000%, due 11/01/15	5,357

		Total Municipal Bonds
		(Cost $16,371)	16,023

Shares			Value

PREFERRED STOCK: 1.0%
		Banks: 0.8%
2	#, C	DG Funding Trust	$21,625
			21,625
		Diversified Financial Services: 0.1%
175	C	National Rural Utilities Cooperative Finance Corp.	4,065
			4,065
		Electric: 0.1%
125		TECO Energy, Inc.	3,188
			3,188
		Total Preferred Stock
		(Cost $29,321)	28,878

		Total Long-Term Investments
		(Cost $2,800,859)	2,774,197

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 24.2%
		Repurchase Agreement: 24.2%
$692,000	S	Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $692,055 to be received upon repurchase (Collateralized by $715,000, Federal National Mortgage Association, 3.550%, Market Value plus accrued interest $711,473, due 02/16/07)		$692,000

		Total Short-Term Investments
		(Cost $692,000)		692,000

		Total Investments In Securities
		(Cost $3,492,859)*	121.2%	$3,466,197
		Other Assets and Liabilities—Net	(21.2)	(606,023)
		Net Assets	100.0%	$2,860,174

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
W	When-issued or delayed delivery security.
S	Segregated securities for futures, when-issued or delayed delivery securities held at 3/31/05.
I	Illiquid security
**	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

*	Cost for federal income tax purposes is $3,500,363.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$3,143
	Gross Unrealized Depreciation	(37,309)
	Net Unrealized Depreciation	$(34,166)

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 10% of the Portfolio’s net assets, at market value, at time of purchase.

Illiquid Securities

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Federal National Mortgage Association, 3.580%, due 07/01/27	$1,335	10/02/97	$1,417	$1,378	0.0%
United Compancies Financial Corp., 0.000%, due 11/02/99	100,000	11/07/01	—	—	0.0%
			$1,417	$1,378	0.0%

PORTFOLIO OF INVESTMENTS
The USLICO Money Market Portfolio(1)	as of March 31, 2005 (Unaudited)

Principal
Amount			Value

CERTIFICATES OF DEPOSIT: 3.4%
$100,000		Credit Suisse First Boston, 2.865%, due 05/31/05	$100,000
100,000		HSBC Bank, 1.555%, due 04/22/05	100,000
		Total Certificates of Deposit (Cost $200,000)	200,000

ASSET-BACKED SECURITIES: 4.3%
250,000	#	Whitehawk CDO Funding Ltd., 3.030%, due 09/15/05	250,000

		Total Asset-Backed Securities (Cost $250,000)	250,000

COMMERCIAL PAPER: 34.9%
250,000		Alliance and Leicester, 2.590%, due 04/11/05	249,802
250,000		American Express Bank FSB, 2.780%, due 03/16/06	250,001
150,000		American General Corp., 7.750%, due 04/01/05	150,000
200,000		American Honda Finance Corp., 2.650%, due 05/04/05	199,501
250,000		Concord Minutemen, 2.120%, due 04/04/05	249,941
200,000		Danske Corp., 2.960%, due 05/23/05	199,133
250,000		Monument Gardens Funding LLC, 2.950%, due 06/13/05	248,494
250,000		St. Germain Holdings, 2.630%, due 04/14/05	249,745
250,000		Thunder Bay Funding, Inc., 2.520%, due 04/15/05	249,738
		Total Commercial Paper (Cost $2,046,355)	2,046,355

CORPORATE BONDS/NOTES: 45.3%

100,000	#	American General Financial Corp., 2.810%, due 04/13/06	100,000
25,000	#	American Honda Finance, 2.690%, due 04/11/05	25,000
35,000	#	American Honda Finance, 2.880%, due 05/16/05	35,003
200,000		Bank of America Corp., 7.875%, due 05/16/05	201,260
100,000		Bank One Corp., 7.625%, due 08/01/05	101,663
100,000		Bear Stearns Cos., Inc., 2.766%, due 04/05/06	100,000
100,000		Bear Stearns Cos., Inc., 2.860%, due 04/28/06	100,000
250,000		Crown Point Capital Co., 2.696%, due 08/08/05	249,978
100,000		Fannie Mae, 2.989%, due 10/07/05	100,056
250,000		General Electric Capital Corp., 2.950%, due 02/03/06	250,502
250,000	#	Goldman Sachs Group LP, 2.800%, due 04/13/06	250,000
100,000		HSBC Finance Corp., 7.125%, due 09/01/05	101,638
100,000		HSBC Finance Corp., 8.000%, due 05/09/05	100,551
210,000		Royal Bank of Scotland/New York, 2.770%, due 09/29/05	209,859
245,000		Verizon Global Funding Corp., 6.750%, due 12/01/05	251,276
225,000		Washington Mutual Financial Corp., 8.250%, due 06/15/05	227,430
250,000		Wells Fargo & Co., 3.120%, due 09/29/05	250,083
		Total Corporate Bonds/Notes (Cost $2,654,299)	2,654,299

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.5%
		Federal National Mortgage Association: 3.5%
200,000		6.000%, due 12/15/05	204,047
		Total U.S. Government Agency Obligations (Cost $204,047)	204,047

INVESTMENT COMPANIES: 4.2%
245,000		Westdeutsche Landesbank/New York, 6.750%, due 06/15/05	246,724
		Total Investment Companies (Cost $246,724)	246,724

PORTFOLIO OF INVESTMENTS
The USLICO Money Market Portfolio(1)	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

REPURCHASE AGREEMENT: 4.4%
256,000	Morgan Stanley Repurchase Agreement dated 03/31/05, 2.851% due 04/01/05, $256,020 to be received upon repurchase (Collateralized by $265,000 Federal National Mortgage Association, 3.550%, Market Value plus accrued interest $263,693, due 02/16/07).		$256,000

	Total Repurchase Agreement (Cost $256,000)		256,000

	Total Investments In Securities (Cost $5,857,425)*	100.0%	$5,857,425
	Other Assets and Liabilities—Net	0.0	2,590
	Net Assets	100.0%	$5,860,015

(1)

All securities with a maturity date greater than one year have either a variable rate, a demand feature, are prerefunded or have an optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

PORTFOLIO OF INVESTMENTS

The USLICO Stock Portfolio

as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 94.9%
		Aerospace/Defense: 3.6%
4,255	@	Alliant Techsystems, Inc.	$304,019
1,375		Boeing Co.	80,383
1,735		General Dynamics Corp.	185,732
			570,134
		Agriculture: 1.1%
2,605		Altria Group, Inc.	170,341
			170,341
		Auto Manufacturers: 2.6%
3,050		Oshkosh Truck Corp.	250,069
2,250		PACCAR, Inc.	162,878
			412,947
		Auto Parts and Equipment: 0.5%
4,280		Cooper Tire & Rubber Co.	78,581
			78,581
		Banks: 4.5%
3,740		Bank of America Corp.	164,934
11,932		North Fork Bancorp, Inc.	330,994
3,715		Wells Fargo & Co.	222,157
			718,085
		Beverages: 1.1%
3,455		PepsiCo, Inc.	183,219
			183,219
		Biotechnology: 2.9%
2,170	@	Amgen, Inc.	126,316
6,470	@	Biogen Idec, Inc.	223,279
3,135	@	Celgene Corp.	106,747
			456,342
		Chemicals: 4.4%
2,630	@	Air Products & Chemicals, Inc.	166,453
6,780		Lubrizol Corp.	275,538
3,510		Praxair, Inc.	167,989
2,030		Sherwin-Williams Co.	89,300
			699,280
		Commercial Services: 1.3%
10,275		Cendant Corp.	211,049
			211,049
		Computers: 4.2%
4,635	@	Dell, Inc.	178,077
15,710	@	EMC Corp.	193,547
3,300		International Business Machines Corp.	301,554
			673,178

PORTFOLIO OF INVESTMENTS

The USLICO Stock Portfolio

as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 7.3%
9,100		Citigroup, Inc.	$408,954
3,715		Goldman Sachs Group, Inc.	408,613
3,615		Lehman Brothers Holdings, Inc.	340,388
			1,157,955
		Electronics: 0.7%
1,915		Parker Hannifin Corp.	116,662
			116,662
		Environmental Control: 1.8%
6,345	@	Stericycle, Inc.	280,449
			280,449
		Healthcare-Products: 4.7%
4,185	@	Inamed Corp.	292,448
4,485		Johnson & Johnson	301,213
2,031	@	Zimmer Holdings, Inc.	158,032
			751,693
		Healthcare-Services: 1.2%
1,570	@	WellPoint, Inc.	196,800
			196,800
		Insurance: 3.1%
5,635		American Intl. Group, Inc.	312,235
2,230		Chubb Corp.	176,772
			489,007
		Internet: 4.7%
8,300	@	eBay, Inc.	309,258
12,855	@	Yahoo!, Inc.	435,785
			745,043
		Investment Companies: 1.6%
5,185		iShares Goldman Sachs Semiconductor Index Fund	264,279
			264,279
		Leisure Time: 2.7%
4,945		Carnival Corp.	256,200
2,935		Harley-Davidson, Inc.	169,526
			425,726
		Lodging: 2.3%
3,600		Marriott Intl., Inc.	240,696
2,145		Starwood Hotels & Resorts Worldwide, Inc.	128,764
			369,460
		Media: 1.5%
7,225	@	Comcast Corp.	241,315
			241,315
		Miscellaneous Manufacturing: 7.2%
1,835		3M Co.	157,241
1,715		Eaton Corp.	112,161
17,000		General Electric Co.	613,020
8,080	@@	Tyco Intl. Ltd.	273,104
			1,155,526

PORTFOLIO OF INVESTMENTS

The USLICO Stock Portfolio

as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 3.3%
8,785	@, @@	Nabors Industries Ltd.	$519,545
			519,545
		Oil and Gas Services: 3.5%
7,195		Baker Hughes, Inc.	320,105
6,130	@	Lone Star Technologies, Inc.	241,706
			561,811
		Pharmaceuticals: 11.1%
1,935		Allergan, Inc.	134,424
4,700	@	Barr Pharmaceuticals, Inc.	229,501
5,654	@	Caremark Rx, Inc.	224,916
1,925		Eli Lilly & Co.	100,293
5,825	@	Gilead Sciences, Inc.	208,535
6,975	@	Par Pharmaceutical Cos, Inc.	233,244
13,095		Pfizer, Inc.	344,005
9,415	@@	Teva Pharmaceutical Industries Ltd. ADR	291,865
			1,766,783
		Retail: 6.4%
4,070		CVS Corp.	214,163
3,955		Nordstrom, Inc.	219,028
3,510	@	Target Corp.	175,570
8,100		Wal-Mart Stores, Inc.	405,892
			1,014,653
		Semiconductors: 1.5%
10,380		Intel Corp.	241,127
			241,127
		Software: 2.3%
15,435		Microsoft Corp.	373,064
			373,064
		Telecommunications: 1.8%
6,780	@	Cisco Systems, Inc.	121,294
6,790		SBC Communications, Inc.	160,855
			282,149
		Total Common Stock (Cost $13,624,286)	15,126,203

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 5.0%
	Repurchase Agreement: 5.0%
$798,000	Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850% due 04/01/05, $798,063 to be received upon repurchase (Collateralized by $825,000 Federal National Mortgage Association,3.550%, Market Value plus accrued interest $820,931, due 02/16/07).	$798,000

	Total Short-Term Investments (Cost $798,000)	798,000

PORTFOLIO OF INVESTMENTS

The USLICO Stock Portfolio

as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

	Total Investments In Securities (Cost $14,422,286)*	99.9%	$15,924,203
	Other Assets and Liabilities—Net	0.1	11,354
	Net Assets	100.0%	$15,935,557

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $14,444,699.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,989,930
	Gross Unrealized Depreciation	(510,426)
	Net Unrealized Appreciation	$1,479,504

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	USLICO Series Fund

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2005